Related Parties - Schedule of Amount Owed to Related Parties (Details) (FaceBank Group, Inc Pre-Merger) (10-K) - USD ($) $ in Thousands	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amounts owed to related parties	$ 85,847		$ 665
Other [Member]
Amounts owed to related parties	$ 9		53
FaceBank Group, Inc Pre-Merger [Member]
Amounts owed to related parties		$ 305	665	$ 398
FaceBank Group, Inc Pre-Merger [Member] | Alexander Bafer, Executive Chairman [Member]
Amounts owed to related parties			20	25
FaceBank Group, Inc Pre-Merger [Member] | John Textor, Chief Executive Officer and Affiliated Companies [Member]
Amounts owed to related parties			592	304
FaceBank Group, Inc Pre-Merger [Member] | Other [Member]
Amounts owed to related parties			$ 53	$ 69